Quarterly Report
August 31, 2021
MFS®  Blended Research®
Small Cap Equity Fund
BRS-Q1

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 0.6%
CACI International, Inc., “A” (a)	9,368	$2,412,635
Apparel Manufacturers – 1.4%
FIGS, Inc. (a)(l)	15,993	$655,873
Skechers USA, Inc., “A” (a)	94,033	4,742,084
		$5,397,957
Automotive – 0.6%
REV Group, Inc.	117,267	$1,906,762
Stoneridge, Inc. (a)	4,998	116,453
XPEL, Inc. (a)	5,058	384,307
		$2,407,522
Biotechnology – 7.7%
Adaptive Biotechnologies Corp. (a)	34,959	$1,269,711
Affimed N.V. (a)	128,186	902,430
Agios Pharmaceuticals, Inc. (a)	4,869	217,547
Alkermes PLC (a)	66,693	2,084,823
AnaptysBio, Inc. (a)	75,045	1,921,903
Avid Bioservices, Inc. (a)	20,871	505,913
Clovis Oncology, Inc. (a)(l)	99,948	481,749
Coherus BioSciences, Inc. (a)	85,851	1,371,899
CymaBay Therapeutics, Inc. (a)	185,668	735,245
CytomX Therapeutics, Inc. (a)	302,933	1,551,017
Eiger BioPharmaceuticals, Inc. (a)	24,441	198,950
Exelixis, Inc. (a)	14,590	279,690
ImmunoGen, Inc. (a)	68,212	412,683
Lexicon Pharmaceuticals, Inc. (a)	116,561	550,168
Macrogenics, Inc. (a)	36,995	873,452
Meridian Bioscience, Inc. (a)	96,922	1,961,701
Novavax, Inc. (a)	7,192	1,715,580
Organogenesis Holdings, Inc. (a)	125,212	2,136,117
Prothena Corp. PLC (a)	33,317	2,236,237
Radius Health, Inc. (a)	38,355	531,600
Sangamo Therapeutics, Inc. (a)	43,012	426,249
Translate Bio, Inc. (a)	26,338	985,041
Travere Therapeutics, Inc. (a)	76,827	1,677,133
Vanda Pharmaceuticals, Inc. (a)	119,257	1,996,362
Varex Imaging Corp. (a)	49,228	1,435,981
		$28,459,181
Brokerage & Asset Managers – 1.4%
Evercore Partners, Inc.	37,385	$5,220,441
Business Services – 2.9%
Forrester Research, Inc. (a)	61,234	$2,911,677
Marathon Digital Holdings, Inc. (a)	49,237	1,998,530
MoneyGram International, Inc. (a)	49,506	445,059
RE/MAX Holdings, Inc., “A”	82,170	2,751,873
TaskUs, Inc., “A” (a)	35,848	2,254,839
Yext, Inc. (a)	17,898	241,981
		$10,603,959

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.3%
Element Solutions, Inc.	208,887	$4,748,002
Olin Corp.	41,172	2,052,012
Rayonier Advanced Materials, Inc. (a)	254,846	1,799,213
		$8,599,227
Computer Software – 6.2%
ACI Worldwide, Inc. (a)	44,534	$1,435,331
Altair Engineering, Inc., “A” (a)	7,496	554,629
Cornerstone OnDemand, Inc. (a)	93,151	5,337,552
Digital Turbine, Inc. (a)	35,657	2,084,152
Pagerduty, Inc. (a)	96,176	4,116,333
Paylocity Holding Corp. (a)	16,511	4,444,761
Ribbon Communications, Inc. (a)	35,981	234,956
Sprout Social, Inc. (a)	25,347	3,082,195
Tenable Holdings, Inc. (a)	35,718	1,584,808
		$22,874,717
Computer Software - Systems – 2.1%
Box, Inc., “A” (a)	229,580	$5,918,572
Extreme Networks, Inc. (a)	30,866	334,279
Rimini Street, Inc. (a)	22,703	216,814
Verint Systems, Inc. (a)	26,836	1,197,959
		$7,667,624
Construction – 2.0%
Builders FirstSource, Inc. (a)	83,468	$4,448,010
Century Communities, Inc.	13,068	916,067
Eagle Materials, Inc.	4,259	667,981
GMS, Inc. (a)	29,299	1,447,664
		$7,479,722
Consumer Products – 2.7%
Energizer Holdings, Inc.	72,731	$2,861,237
Nu Skin Enterprises, Inc., “A”	20,817	1,053,757
Prestige Consumer Healthcare, Inc. (a)	106,929	6,136,655
		$10,051,649
Consumer Services – 1.5%
Avis Budget Group, Inc. (a)	5,836	$529,617
Grand Canyon Education, Inc. (a)	39,169	3,491,524
Medifast, Inc.	6,452	1,470,411
		$5,491,552
Electrical Equipment – 1.8%
Advanced Drainage Systems, Inc.	23,513	$2,684,009
TriMas Corp. (a)	124,923	4,011,277
		$6,695,286
Electronics – 5.8%
Advanced Energy Industries, Inc.	41,515	$3,743,823
Alpha and Omega Semiconductor Ltd. (a)	35,690	1,036,794
Amkor Technology, Inc.	142,975	3,927,523
Jabil Circuit, Inc.	36,333	2,244,653
Plexus Corp. (a)	39,706	3,646,202
Sanmina Corp. (a)	40,818	1,611,495
Silicon Laboratories, Inc. (a)	23,352	3,680,742
Xperi Holding Corp.	70,920	1,515,560
		$21,406,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.7%
CONSOL Energy, Inc. (a)	45,422	$1,036,985
Magnolia Oil & Gas Corp., “A”	339,143	5,317,762
		$6,354,747
Engineering - Construction – 2.1%
APi Group, Inc. (a)	194,183	$4,503,104
Comfort Systems USA, Inc.	44,073	3,348,666
		$7,851,770
Food & Beverages – 1.1%
Duckhorn Portfolio, Inc. (a)	2,931	$62,987
Hostess Brands, Inc. (a)	263,629	4,207,519
		$4,270,506
Gaming & Lodging – 1.9%
Everi Holdings, Inc. (a)	95,711	$2,177,425
Penn National Gaming, Inc. (a)	14,283	1,158,351
Wyndham Hotels & Resorts, Inc.	48,987	3,561,355
		$6,897,131
Insurance – 2.5%
CNO Financial Group, Inc.	220,189	$5,385,823
Reinsurance Group of America, Inc.	32,765	3,794,842
		$9,180,665
Internet – 1.8%
Brightcove, Inc. (a)	26,310	$298,882
Cars.com, Inc. (a)	205,298	2,611,391
QuinStreet, Inc. (a)	92,561	1,657,767
TechTarget (a)	21,690	1,834,540
TrueCar, Inc. (a)	84,096	353,203
		$6,755,783
Leisure & Toys – 3.5%
Brunswick Corp.	47,875	$4,637,651
Funko, Inc., “A” (a)	209,912	4,185,646
Malibu Boats, Inc., “A” (a)	52,517	3,760,217
MasterCraft Boat Holdings, Inc. (a)	10,336	257,780
		$12,841,294
Machinery & Tools – 2.2%
ACCO Brands Corp.	27,686	$259,418
ITT, Inc.	10,891	1,041,942
Regal Beloit Corp.	33,984	5,077,889
Titan Machinery, Inc. (a)	57,560	1,653,123
		$8,032,372
Medical & Health Technology & Services – 3.7%
Community Health Systems, Inc. (a)	69,350	$853,699
HealthEquity, Inc. (a)	23,770	1,525,321
LifeStance Health Group, Inc. (a)	49,686	738,334
Owens & Minor, Inc.	34,470	1,285,042
Signify Health, Inc., “A” (a)	37,255	968,257
Syneos Health, Inc. (a)	41,267	3,828,752
Tenet Healthcare Corp. (a)	59,932	4,515,876
		$13,715,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 5.4%
Accuray, Inc. (a)	162,903	$663,015
Alphatec Holdings, Inc. (a)	72,032	1,043,023
AngioDynamics, Inc. (a)	63,403	1,794,305
Avanos Medical, Inc. (a)	55,568	1,833,744
Envista Holdings Corp. (a)	9,338	399,573
Integer Holdings Corp. (a)	29,560	2,920,232
LivaNova PLC (a)	4,719	390,214
Maravai Lifesciences Holdings, Inc., “A” (a)	111,396	6,592,415
Merit Medical Systems, Inc. (a)	19,349	1,388,678
Orthofix Medical, Inc. (a)	16,024	679,418
Quidel Corp. (a)	13,710	1,767,905
Zynex, Inc. (a)(l)	50,823	681,537
		$20,154,059
Metals & Mining – 1.9%
Alcoa Corp. (a)	61,661	$2,735,899
Ryerson Holding Corp.	85,090	1,969,833
Schnitzer Steel Industries, Inc., “A”	6,738	318,775
TimkenSteel Corp. (a)	110,218	1,507,782
United States Steel Corp.	24,667	659,842
		$7,192,131
Natural Gas - Distribution – 0.3%
MDU Resources Group, Inc.	33,315	$1,071,744
Natural Gas - Pipeline – 0.6%
Antero Midstream Corp.	75,957	$729,947
Equitrans Midstream Corp.	170,827	1,491,319
		$2,221,266
Oil Services – 2.5%
Cactus, Inc., “A”	109,258	$4,098,268
ChampionX Corp. (a)	100,962	2,355,443
Liberty Oilfield Services, Inc. (a)	32,516	332,314
MRC Global, Inc. (a)	290,822	2,384,740
		$9,170,765
Other Banks & Diversified Financials – 9.7%
Bank OZK	101,130	$4,290,946
Cathay General Bancorp, Inc.	113,671	4,521,833
First Hawaiian, Inc.	87,141	2,432,105
Hanmi Financial Corp.	195,432	3,767,929
Prosperity Bancshares, Inc.	41,390	2,892,333
Signature Bank	11,564	2,998,892
SLM Corp.	216,667	4,062,506
UMB Financial Corp.	51,424	4,709,410
Umpqua Holdings Corp.	152,695	2,972,972
Wintrust Financial Corp.	44,056	3,297,151
		$35,946,077
Pharmaceuticals – 3.5%
Amneal Pharmaceuticals, Inc. (a)	62,981	$355,213
Collegium Pharmaceutical, Inc. (a)	54,672	1,122,416
Emergent BioSolutions, Inc. (a)	21,906	1,381,830
G1 Therapeutics, Inc. (a)	30,738	464,759
Gritstone bio, Inc. (a)	59,580	548,136
IDEAYA Biosciences, Inc. (a)	70,365	1,653,578
Intercept Pharmaceuticals, Inc. (a)	40,677	606,494
KalVista Pharmaceuticals, Inc. (a)	33,562	686,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Phibro Animal Health Corp., “A”	47,703	$1,158,706
Sutro Biopharma, Inc. (a)	81,036	1,760,102
TCR Therapeutics, Inc. (a)	4,481	75,146
United Therapeutics Corp. (a)	15,581	3,348,045
		$13,160,432
Pollution Control – 0.4%
U.S. Ecology, Inc. (a)	46,504	$1,667,168
Printing & Publishing – 0.4%
Gannett Co., Inc. (a)	123,177	$782,174
Meredith Corp. (a)	15,528	667,859
		$1,450,033
Railroad & Shipping – 0.9%
Dorian LPG Ltd.	14,325	$189,377
Genco Shipping & Trading Ltd.	109,670	2,137,468
SFL Corp. Ltd.	119,627	960,605
		$3,287,450
Real Estate – 7.3%
CorePoint Lodging, Inc., REIT (a)	75,347	$1,089,518
DigitalBridge Group, Inc., REIT (a)	159,738	1,102,192
Empire State Realty Trust, REIT, “A”	310,076	3,184,481
EPR Properties, REIT	84,857	4,306,493
Industrial Logistics Properties Trust, REIT	39,331	1,078,849
Innovative Industrial Properties, Inc., REIT	4,830	1,187,745
National Storage Affiliates Trust, REIT	99,042	5,670,154
Plymouth Industrial, Inc., REIT	9,100	214,396
Spirit Realty Capital, Inc., REIT	67,815	3,510,783
STAG Industrial, Inc., REIT	109,620	4,631,445
Uniti Group, Inc., REIT	99,705	1,303,144
		$27,279,200
Restaurants – 1.4%
Texas Roadhouse, Inc.	53,939	$5,124,205
Specialty Chemicals – 1.2%
Univar Solutions, Inc. (a)	189,988	$4,485,617
Specialty Stores – 2.0%
Lovesac Co. (a)	3,820	$216,059
Overstock.com, Inc. (a)	12,224	881,962
Petco Health & Wellness Co., Inc. (a)	71,519	1,539,804
Rush Enterprises, Inc., “A”	32,070	1,414,287
Signet Jewelers Ltd.	4,485	355,212
Urban Outfitters, Inc. (a)	96,717	3,193,595
		$7,600,919
Telecommunications - Wireless – 0.2%
Telephone and Data Systems, Inc.	40,537	$823,712
Telephone Services – 0.6%
Cambium Networks Corp. (a)	38,686	$1,449,564
Consolidated Communications Holdings, Inc. (a)	81,513	755,626
		$2,205,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.1%
Daseke, Inc. (a)	41,251	$389,822
Utilities - Electric Power – 1.3%
Portland General Electric Co.	92,753	$4,762,867
Total Common Stocks		$368,660,470
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.04% (v)	2,504,205	$2,504,205
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j)	249,870	$249,870

Other Assets, Less Liabilities – 0.0%		51,877
Net Assets – 100.0%		$371,466,422
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,504,205 and $368,910,340, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$368,660,470	$—	$—	$368,660,470
Mutual Funds	2,754,075	—	—	2,754,075
Total	$371,414,545	$—	$—	$371,414,545
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At August 31, 2021, the value of securities loaned was $909,552. These loans were collateralized by cash of $249,870 and U.S. Treasury Obligations (held by the lending agent) of $695,127.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,215,555	$10,557,559	$13,268,909	$—	$—	$2,504,205
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$292	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.